Restructuring Costs and Similar Items - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of restructuring costs and similar items [line items]
Expense of restructuring activities		€ 1,480	€ 731	€ 879
Losses on property plant and equipment due to site closures or divestments		162
Sanofi transformation programs		145	€ 110	€ 45
Europe [member]
Disclosure of restructuring costs and similar items [line items]
Termination benefit payments		517
Research and development agreement with Regeneron [member]
Disclosure of restructuring costs and similar items [line items]
Provision for penalities from restructuring		283
Restructuring costs and similar items [member] | Evotec [member]
Disclosure of restructuring costs and similar items [line items]
Transfer cost of infectious diseases		€ 252
Upfront payments	€ 60